Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Stock Option Activity

A summary of the stock option activity for the plans for the three years ended December 31, 2013, 2012 and 2011 follows:

		Exercise Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

Options forfeited	(8,400,221)	$16.73-$27.21	$19.39
Outstanding at December 31, 2013	8,290,251	$16.73-$27.21	$22.64

Share-Based Compensation Arrangement by Share-Based Compensation Payment Award, Options, Vested and Expected to Vest, Exercisable

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2013 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life (years)
1,900	$25.90-$27.21	$27.21	0.01
8,188,365	$19.18-$22.83	$22.71	0.32
99,986	$16.73-$17.08	$17.03	0.72

Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively:

	December 31, 2013	December 31, 2012	December 31, 2011
Cost of sales	5	2	5
Selling, general and administrative	13	6	16
Research and development	8	3	8
Total pre-payroll tax and social contribution compensation	26	11	29

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2013, 2012 and 2011:

	Cash Flow Hedges	Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2010	61	26	(88)	969	968

Cumulative tax impact	—	(4)	15	—	11

December 31, 2010, net of tax	61	22	(73)	969	979

OCI before reclassifications	(15)	—	(81)	(101)	(197)
Amounts reclassified from AOCI	(110)	(33)	3	—	(140)
OCI for the year ended December 31, 2011	(125)	(33)	(78)	(101)	(337)
Cumulative tax impact	9	1	18	—	28
OCI for the year ended December 31, 2011, net of tax	(116)	(32)	(60)	(101)	(309)

December 31, 2011	(64)	(7)	(166)	868	631

Cumulative tax impact	9	(3)	33	—	39

December 31, 2011, net of tax	(55)	(10)	(133)	868	670

OCI before reclassifications	28	6	(57)	64	41
Amounts reclassified from AOCI	62	—	18	—	80
OCI for the year ended December 31, 2012	90	6	(39)	64	121
Cumulative tax impact	(11)	—	14	—	3
OCI for the year ended December 31, 2012, net of tax	79	6	(25)	64	124

December 31, 2012	26	(1)	(205)	932	752

Cumulative tax impact	(2)	(3)	47	—	42

December 31, 2012, net of tax	24	(4)	(158)	932	794

OCI before reclassifications	40	2	80	104	226
Amounts reclassified from AOCI	(28)	—	14	—	(14)
Impact of ST-Ericsson deconsolidation	—	—	11	49	60
OCI for the year ended December 31, 2013	12	2	105	153	272
Cumulative tax impact	(3)	3	(24)	—	(24)
OCI for the year ended December 31, 2013, net of tax	9	5	81	153	248

December 31, 2013	38	1	(100)	1,085	1,024

Cumulative tax impact	(5)	—	23	—	18

December 31, 2013, net of tax	33	1	(77)	1,085	1,042

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2013, 2012 and 2011 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2013	Amounts reclassified from AOCI in the year ended December 31, 2012	Amounts reclassified from AOCI in the year ended December 31, 2011	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	16	(39)	65	Cost of sales
Foreign exchange derivative contracts	3	(5)	8	Selling, general and administrative
Foreign exchange derivative contracts	14	(27)	44	Research and development
Foreign exchange derivative contracts	—	—	6	Gain (loss) on financial instruments, net
	(4)	12	(11)	Income tax expense

	29	(59)	112	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(1)	(1)	—	Cost of sales
Amortization of actuarial gains (losses)	(5)	(6)	—	Selling, general and administrative
Amortization of actuarial gains (losses)	(6)	(7)	(1)	Research and development
Amortization of prior service cost	—	—	—	Cost of sales
Amortization of prior service cost	(1)	(1)	—	Selling, general and administrative
Amortization of prior service cost	(4)	(4)	(1)	Research and development
	5	6	1	Income tax benefit

	(12)	(13)	(1)	Net of tax

Gains (Losses) on Available-For-Sale Securities
Available-For-Sale Securities	—	—	47	OTTI and realized gains on financial assets
Available-For-Sale Securities	—	—	(14)	Gain (loss) on financial instruments, net
	—	—	—	Income tax expense

	—	—	33	Net of tax

Total reclassifications for the year	17	(72)	144

Attributable to noncontrolling interest	(2)	5	(11)

Attributable to the Company’s stockholders	15	(67)	133

Schedule of Noncontrolling Interest

The noncontrolling interest was as follows:

Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139
Joint ventures deconsolidation	73
Comprehensive income (loss):
Net loss	(129)
Unrealized gains (losses) on derivatives, net of tax	(3)
Other components of other comprehensive income (loss), net of tax	(2)
Other comprehensive income (loss), net of tax	(5)
Comprehensive income (loss)	(134)
Dividends to noncontrolling interest	(4)
Balance as of December 31, 2013	74

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2012 and December 31, 2013 is presented below:

Year of grant	Outstanding as of 31.12.2011	Granted and vested	Waived at grant	Exercised	Expired/ Cancelled	Outstanding as of 31.12.2012	Exercised	Expired / Cancelled	Outstanding as of 31.12.2013	Shares corresponding to exercised option not yet available for trade as of 31.12.2013
2005	34,115	—	—	—	—	34,115	(3,000)	—	31,115	—
2006	33,000	—	—	—	—	33,000	(3,000)	—	30,000	—
2007	82,500	—	—	—	—	82,500	(22,500)	—	60,000	—
2008	85,000	—	—	—	—	85,000	(10,000)	—	75,000	—
2009	95,000	—	—	—	—	95,000	(20,000)	—	75,000	—
2010	107,500	—	—	—	—	107,500	(25,000)	—	82,500	—
2011	142,500	—	—	—	—	142,500	(25,000)	—	117,500	—
2012	—	180,000	(22,500)	—	—	157,500	(35,000)	—	122,500	10,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 CEO Special Bonus	100,862	—	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	(1,991,558)
December 21, 2012	2012 Employee Plan	304,480	—	(100,373)
July 22, 2013	2013 Employee Plan	5,750,730	—	(*)
December 18, 2013	2013 Employee Plan	659,515	—	(*)
December 27, 2013	2013 Employee Plan	1,800	—	—

(*)	As at December 31, 2013, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2013 is presented below:

Unvested Shares	Outstanding as at December 31, 2012	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2013
2010 Employee Plan	1,485,836	—	(21,180)	—	(1,464,656)	—
2012 CEO Special Bonus	100,862	—	—	—	(33,621)	67,241
2012 Employee Plan	6,473,520	—	(219,711)	(2,091,931)	(1,009,339)	3,152,539
2013 Employee Plan	—	6,412,045	(30,280)	—	(2,445)	6,379,320
Total	8,060,218	6,412,045	(271,171)	(2,091,931)	(2,510,061)	9,599,100